Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Feb. 28, 2021 USD ($) Segment	Feb. 29, 2020 Segment
Disclosure Of Financial Instruments [Line Items]
Impairment loss | $	$ 0
Amortisation period of capitalised development cost	10 years
Number of operating segment | Segment	1	1
Number of reportable segment | Segment	1
Right-of-use asset | $	$ 0
Contract period	3 years
Office Equipment
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	3 years
Fixtures and Fittings
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	3 years
Motor Vehicles
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	8 years